Cover	Dec. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2024
Entity File Number	001-39717
Entity Registrant Name	LIXTE BIOTECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001335105
Entity Tax Identification Number	20-2903526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	680 East Colorado Boulevard
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	(631)
Local Phone Number	830-7092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	LIXT
Security Exchange Name	NASDAQ
Warrant to Purchase Common Stock
Title of 12(b) Security	Warrant to Purchase Common Stock
Trading Symbol	LIXTW
Security Exchange Name	NASDAQ